Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits	$ 18,361,479,022	$ 12,032,590,454	$ 10,232,393,907
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	(11,974,745)	(28,223,210)
Benefits payable to participants	(10,293,309)	(6,361,632)
Loans deemed distributed	(5,367,557)	(4,576,049)
Net assets available for benefits, per Form 5500	$ 18,333,843,411	$ 11,993,429,563